COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017	$ 4,050
2018	3,426
2019	2,974
2020	1,085
2021 and thereafter	83
Operating Leases, Future Minimum Payments Due	$ 11,618